Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	CAD 8,435	CAD 6,663
Interest cost	13,029	9,642
Expected return on plan assets	(14,854)	(11,989)
Amortization of net actuarial loss	1,965	1,398
Amortization of prior service credits	(765)	(471)
Net benefit cost	7,810	5,243
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,916	3,093
Interest cost	3,525	2,914
Expected return on plan assets	(1,265)	(713)
Amortization of net actuarial loss	80	510
Amortization of prior service credits	(347)	0
Net benefit cost	CAD 4,909	CAD 5,804